Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation and amortization expense	$ 2,000	$ 900
Finance leases	3,929
Disposal of property and equipment	3,800
Vehicles [Member]
Property and Equipment, Net [Abstract]
Finance leases	3,900
Software Development [Member]
Property and Equipment, Net [Abstract]
Disposal of property and equipment	$ 3,400